BORROWINGS - Schedule of Short-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term Debt	$ 624,570	$ 99,431	$ 59,842
Debt Instrument, Interest Rate, Effective Percentage	0.16%	0.10%	0.20%
Short-term debt, rate (as a percent)	0.13%	0.17%	0.20%
Short-term debt, average for the year	198,275	96,060	47,531
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	122,570	99,431	59,842
Debt Instrument, Interest Rate, Effective Percentage	0.13%	0.10%	0.20%
Short-term debt, rate (as a percent)	0.08%	0.17%	0.20%
Short-term debt, average for the year	86,980	96,060	47,531
Short-term debt, maximum month-end balances	170,751	105,291	64,995
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	502,000	0	0
Debt Instrument, Interest Rate, Effective Percentage	0.17%
Short-term debt, rate (as a percent)	0.17%
Short-term debt, average for the year	111,295	0	0
Short-term debt, maximum month-end balances	$ 502,000	$ 0	$ 0